Events after the reporting period (Details) $ in Millions, ₦ in Billions			1 Months Ended	3 Months Ended
	Apr. 03, 2025 USD ($)	Apr. 03, 2025 NGN (₦)	Mar. 31, 2025	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	May 20, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities				$ 20.5	$ 328.7
Number of towers converted from right-of-use assets to property, plant and equipment through business combination			1,562
Number of tower related land assets converted from right-of-use assets to property, plant and equipment through business combination			187
Drawdowns and repayments of borrowings | INT Towers Limited, maturing 2028
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities	$ 85.8	₦ 132
Disposal of major subsidiary | IHS Rwanda Limited
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interests in subsidiary to be disposed						100.00%
Disposal of major subsidiary | Between one and two years | IHS Rwanda Limited
Disclosure of non-adjusting events after reporting period [line items]
Agreed deferred consideration for sale of subsidiary						$ 70.0
Disposal of major subsidiary | Between two and three years | IHS Rwanda Limited
Disclosure of non-adjusting events after reporting period [line items]
Agreed deferred consideration for sale of subsidiary						24.5
Disposal of major subsidiary | Maximum | IHS Rwanda Limited
Disclosure of non-adjusting events after reporting period [line items]
Agreed consideration for sale of subsidiary						274.5
Agreed performance related earn out consideration from sale of subsidiary						$ 5.0